Inventories (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	[1]	₨ 3,959,492		₨ 3,393,317
Inventories		₨ 3,959,492	$ 46,266	₨ 3,393,317

[1]	Includes project inventory of ₹3,659,693 (previous year: ₹ 3,034,240)